Business and Basis of Presentation (Liability for Future Policy Benefit-Deferred Profit Liability) (Details) - Deferred Profit Liaibility - USD ($) $ in Thousands	Jan. 01, 2021	Dec. 31, 2020
Liability for Future Policy Benefit, Activity [Line Items]
Balance	$ 52,666
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Reinsurance recoverable	52,666
Balance after transition, net of reinsurance recoverable	0
As Previously Reported
Liability for Future Policy Benefit, Activity [Line Items]
Balance		$ 50,816
Changes in benefit reserves
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Changes in benefit reserves	1,850
Life Insurance - Taiwan
Liability for Future Policy Benefit, Activity [Line Items]
Balance	42,456
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Reinsurance recoverable	42,456
Balance after transition, net of reinsurance recoverable	0
Life Insurance - Taiwan | As Previously Reported
Liability for Future Policy Benefit, Activity [Line Items]
Balance		49,127
Life Insurance - Taiwan | Changes in benefit reserves
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Changes in benefit reserves	(6,671)
Other
Liability for Future Policy Benefit, Activity [Line Items]
Balance	10,210
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Reinsurance recoverable	10,210
Balance after transition, net of reinsurance recoverable	0
Other | As Previously Reported
Liability for Future Policy Benefit, Activity [Line Items]
Balance		$ 1,689
Other | Changes in benefit reserves
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Changes in benefit reserves	$ 8,521